o FIST2 P-4
                        SUPPLEMENT DATED AUGUST 15, 2003
                              TO THE PROSPECTUS OF

                       FRANKLIN INVESTORS SECURITIES TRUST
         (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The prospectus is amended as follows:

I. Effective November 1, 2003, the seventh paragraph under "Main Investment Strategies" for the Franklin Total Return Fund on page 27 will be replaced with the following:

 Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service (Moody's) are considered "investment grade." The Fund generally invests in investment grade securities or in unrated securities the Fund's manager determines are comparable. The Fund may invest up to 15% of total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P or Moody's, which may include defaulted securities. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

            Please keep this supplement for future reference





o FIST2 PA-1
                        SUPPLEMENT DATED AUGUST 15, 2003
                              TO THE PROSPECTUS OF

                       FRANKLIN INVESTORS SECURITIES TRUST
    (FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The prospectus is amended as follows:

I. Effective November 1, 2003, the seventh paragraph under "Main Investment Strategies" on page 16 will be replaced with the following:

 Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service (Moody's) are considered "investment grade." The Fund generally invests in investment grade securities or in unrated securities the Fund's manager determines are comparable. The Fund may invest up to 15% of total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P or Moody's, which may include defaulted securities. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

               Please keep this supplement for future reference





FIST2 SA-2
                        SUPPLEMENT DATED AUGUST 15, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       FRANKLIN INVESTORS SECURITIES TRUST
              (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND,
    FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The Statement of Additional Information is amended as follows:

I. The following paragraph will be added to "Goals, Strategies and Risks" section for the Franklin Total Return Fund on page 10:

 LOWER-RATED SECURITIES Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

 Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of the Fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were invested in higher rated securities.

 Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

            Please keep this supplement for future reference






FIST2 SAA-1
                        SUPPLEMENT DATED AUGUST 15, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       FRANKLIN INVESTORS SECURITIES TRUST
              (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND,
    FRANKLIN FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The Statement of Additional Information is amended as follows:

I. The following paragraph will be added to "Goals, Strategies and Risks" section for the Franklin Total Return Fund on page 8:

 LOWER-RATED SECURITIES Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

 Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of the Fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were invested in higher rated securities.

 Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

            Please keep this supplement for future reference